Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(12)	Commitments and Contingencies

(a)	Operating Leases

The Company has entered into lease agreements for office space and research facilities in San Diego, California; Taipei, Taiwan; Shenzhen and Jiangsu, China; and Cambridgeshire, United Kingdom. Rent expense was $584,269 and $672,526, respectively, for the years ended December 31, 2014 and 2015, $180,108 and $185,654, respectively, for the three months ended September 30, 2015 and 2016 (unaudited) and $497,030 and $554,804, respectively, for the nine months ended September 30, 2015 and 2016 (unaudited). The longest lease expires in June 2020. The Company moved into its new facility in San Diego, California during the year ended December 31, 2014. The new San Diego facility lease agreement included a tenant improvement allowance which provided for the landlord to pay for tenant improvements on behalf of the Company up to $515,000. Based on the terms of this landlord incentive and involvement of the Company in the construction process, the leasehold improvements purchased under the landlord incentive were determined to be property of the Company.

The future minimum lease payments required under operating leases in effect at December 31, 2015 and September 30, 2016 were as follows:

	As of December 31, 2015	As of September 30, 2016
		(unaudited)
Year ending
2016	$622,226	$306,563
2017	503,644	645,976
2018	496,515	509,198
2019	513,893	517,977
2020 and beyond	265,940	265,940

	$2,402,218	$2,245,654

(b)	Indemnification

In some agreements to which the Company is a party, the Company has agreed to indemnify the other party for certain matters, including, but not limited to, product liability and intellectual property. To date, there have been no known events or circumstances that have resulted in any material costs related to these indemnification provisions and no liabilities have been recorded in the accompanying financial statements.

(c)	Employment Agreements

During 2014 the Company entered into employment agreements with its CEO and certain members of its management team. These agreements provide severance in the aggregate amount of $575,000 for termination without cause as defined in the agreements.